Cover	Apr. 01, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 01, 2024
Entity File Number	333-273901
Entity Registrant Name	BANCORP 34, INC.
Entity Central Index Key	0001668340
Entity Tax Identification Number	74-2819148
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	8777 E. Hartford Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Scottsdale
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85255
City Area Code	(623)
Local Phone Number	334-6064
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false